PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Earnings Per ADS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per ADS (US Dollars) - discontinued operations	$ 0.00	$ 0.03	$ (0.07)
Diluted earnings/(loss per ADS (US Dollars) - discontinued operations	0.00	0.02	(0.07)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per ADS (US Dollars) - discontinued operations	0.00	0.01	(0.02)
Diluted earnings/(loss per ADS (US Dollars) - discontinued operations	$ 0.00	$ 0.01	$ (0.02)